Document and Entity Information	Jul. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	RENAISSANCERE HOLDINGS LTD
Amendment Flag	true
Entity Central Index Key	0000913144
Document Type	8-K/A
Document Period End Date	Jul. 28, 2021
Entity Incorporation State Country Code	D0
Entity File Number	001-14428
Entity Tax Identification Number	98-0141974
Entity Address, Address Line One	Renaissance House
Entity Address, Address Line Two	12 Crow Lane
Entity Address, City or Town	Pembroke
Entity Address, Address Line Three	Bermuda HM 19
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 19
City Area Code	(441)
Local Phone Number	295-4513
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission on August 3, 2021 (the “Initial Form 8-K”) by RenaissanceRe Holdings Ltd. (the “Company”) concerning the decision of the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) to select PricewaterhouseCoopers Ltd. (“PwC”) as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2022, following the completion of the audit services provided by Ernst & Young Ltd. (“EY”) for the fiscal year ending December 31, 2021 and the filing of the Company’s 2021 Annual Report on Form 10-K on February 4, 2022.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $1.00 per share
Trading Symbol	RNR
Security Exchange Name	NYSE
Depositary Shareseachrepresentinga 11000thinterestina Series F 5. [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRF
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Series G 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series G 4.20% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRG
Security Exchange Name	NYSE